Acquisitions and Other Significant Business Activities (Narrative) (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016	Jul. 02, 2015	Apr. 30, 2015 ft²
Business Acquisition [Line Items]
Purchase of property and equipment				$ 22,308	$ 45,125	$ 84,299
Change in fair value of obligations in connection with acquisitions				1,378	(872)	(23,671)
Area of new building space under construction | ft²									283,900
Area of additional building rights | ft²									235,400
Restructuring charges				6,600	6,600	26,200
Repayments of Short-term Debt						175,000
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Restructuring charges						14,800
Research and Development, Net [Member]
Business Acquisition [Line Items]
Restructuring charges						1,500
Cost Of Sales [Member]
Business Acquisition [Line Items]
Restructuring charges						9,900
Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Amount outstanding			$ 250,000
Maturity term			5 years
Repayments of Short-term Debt			$ 175,000
Additional financial expense on termination of short-term debt			$ 2,700
Workforce reductions [Member]
Business Acquisition [Line Items]
Restructuring charges						10,400
Rehovot Property [Member]
Business Acquisition [Line Items]
Purchase of property and equipment				$ 68,200
Bank Loan [Member]
Business Acquisition [Line Items]
Proceeds from secured debt	$ 10,000	$ 26,000
Maturity date		Dec. 31, 2023
Interest rate	3.35%			3.35%
Proceeds from lines of credit	$ 10,000
Credit Line [Member]
Business Acquisition [Line Items]
Proceeds from secured debt		$ 24,000
Third party entity [Member] | Minimum [Member]
Business Acquisition [Line Items]
Ownership percentage							10.00%
Third party entity [Member] | Maximum [Member]
Business Acquisition [Line Items]
Ownership percentage							40.00%
MakerBot [Member] | Facility Closing [Member]
Business Acquisition [Line Items]
Restructuring charges						$ 15,800
Rapid Technologies GmbH ("RTC") [Member]
Business Acquisition [Line Items]
Ownership percentage								100.00%